Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	12.51%	16.48%	16.87%	(11.46%)	10.62%	9.94%